Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Stockholders' Equity
21)	STOCKHOLDERS’ EQUITY
The consolidated financial statements are presented in Dollars based on IAS 21,
The Effects of Changes in Foreign Exchange Rates
(“IAS 21”), while the reporting currency of the Parent Company is the Peso. As a result, for the consolidated entity, transactions of common stock, additional paid-in
capital and retained earnings are translated and accrued using historical exchange rates of the dates in which the transactions occurred. As a result, although the amounts of total non-controlling
interest in the consolidated financial statements and total stockholders’ equity of the Parent Company are the same, IAS 21 methodology results in differences between line-by-line
items within CEMEX’s controlling interest and the Parent Company’s stockholders’ equity. The official stockholders’ equity for statutory purposes is that of the Parent Company as expressed in Pesos. As of
December 31, 2022, the
line-by-line
reconciliation between CEMEX’s controlling interest, as reported using the Dollar as presentation currency, and the Parent Company’s stockholders’ equity, using a convenience translation of the balances in Pesos translated using the exchange rate of 19.50 Pesos per Dollar as of December 31, 2022, is as follows:

	As of December 31, 2022
	Consolidated	Parent Company
Common stock and additional paid-in capital 1	$7,810	5,414
Other equity reserves 1, 2	(1,555)	1,687
Retained earnings 2	4,246	3,400

Total controlling interest	$10,501	10,501

1
The difference relates to the method of accruing Dollars using the historical exchange rates to translate each common stock and additional paid-in
capital transaction denominated in Pesos to Dollars. The cumulative effect from these changes in exchange rates is recognized against other equity reserves.

2
The difference relates with the method of accruing Dollars using the exchange rates of each month during the period for income statement purposes. The cumulative effect from these changes in exchange rates is recognized against other equity reserves.

As of December 31, 2022 and 2021, stockholders’ equity excludes investments in CPOs of the Parent Company held by subsidiaries of $8 (20,541,277 CPOs) and $14 (20,541,277 CPOs), respectively, which were eliminated within “Other equity reserves.”

21.1)	COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL
As of December 31, 2022 and 2021, the breakdown of consolidated common stock and additional paid-in
capital was as follows:

	2022	2021
Common stock	$318	318
Additional paid-in capital	7,492	7,492

	$7,810	7,810

Effective as of December 31, 2020, the Company’s management approved a restitution to the consolidated line item of “Retained earnings” for $2,481, by means of transfer with charge to the line item of “Additional paid-in
capital.” This transfer represents a reclassification between line items within CEMEX’s consolidated stockholders’ equity that does not affect its consolidated amount.

As of December 31, 2022 and 2021 the common stock of CEMEX, S.A.B. de C.V. was presented as follows:

	2022		2021
Shares 1	Series A 2	Series B 2	Series A 2	Series B 2
Subscribed and paid shares	29,016,656,496	14,508,328,248	29,457,941,452	14,728,970,726
Unissued shares authorized for executives’ stock compensation programs	881,442,830	440,721,415	881,442,830	440,721,415
Repurchased shares 3	441,284,956	220,642,478	—	—

	30,339,384,282	15,169,692,141	30,339,384,282	15,169,692,141

1	As of December 31, 2022 and 2021, 13,068,000,000 shares correspond to the fixed portion, and 32,441,076,423 shares as of December 31, 2022 and 2021, correspond to the variable portion.
2	Series “A” or Mexican shares must represent at least 64% of CEMEX’s capital stock; Series “B” or free subscription shares must represent at most 36% of CEMEX’s capital stock.
3	Shares repurchased under the share repurchase program authorized by the Company’s shareholders (note 21.2).
On March 24, 2022, stockholders at the ordinary general shareholders’ meeting of CEMEX, S.A.B. de C.V. approved: (a) setting an amount of $500 or its equivalent in Pesos as the maximum amount of resources through year 2022 and until the next ordinary general shareholders’ meeting of the Parent Company that CEMEX, S.A.B. de C.V. may use for the acquisition of its own shares or securities that represent such shares; (b) authorize the Company’s Board of Directors to determine the bases on which the acquisition and placement of any such shares shall be instructed, designate the persons that shall make the decisions to acquire or place them, appoint those responsible for carrying out the transaction and giving the corresponding notices to the authorities; and (c) designation of the members of CEMEX’s Board of Directors, as well as members of the Audit, Corporate Practices and Finance, and Sustainability Committees.
On March 25, 2021, stockholders at the annual ordinary shareholders’ meeting (the “Shareholders’ Meeting”) of CEMEX, S.A.B. de C.V. approved: (i) setting the amount of $500 or its equivalent in Pesos as the maximum amount of resources through year 2021 and until the next ordinary general shareholders’ meeting of the Parent Company is held for the acquisition of its own shares or securities that represent such shares; (ii) the decrease of the variable part of the Parent Company’s share capital through the cancellation of (a) 1,134 million shares repurchased during the 2020 fiscal year, under the share repurchase program and (b) an aggregate of 3,409.5 million shares that were authorized to guarantee the conversion of then existing convertible securities, as well as for any new issuance of convertible securities and/or to be subscribed and paid for in a public offering or private subscription; and (iii) the appointment of the members of the Board of Directors, the Audit Committee, the Corporate Practices and Finance Committee (which reduced its members from four to three) and the Sustainability Committee of the Parent Company.
On March 26, 2020, the Shareholders’ Meeting of CEMEX, S.A.B. de C.V. approved: (i) setting the amount of $500 or its equivalent in Pesos as the maximum amount of resources through year 2020 and until the next ordinary Shareholders’ Meeting is held for the acquisition of its own shares or securities that represent such shares; and (ii) the cancellation of shares of repurchased during the 2019 fiscal year and the remained in the
Parent Company’s treasury after the maturities of the November 2019 Mandatory Convertible Notes and the 3.72% Convertible Notes, except for the minimal conversion. Under the 2020 share repurchase program, the Parent Company repurchased 378.2 million CEMEX CPOs, at a weighted-average price in Pesos equivalent to 0.22 Dollars per CPO. The total amount of these CPO repurchases, excluding value-added tax, was $83. On April 8, 2020, the Parent Company announced that, to enhance its liquidity, it suspended the share repurchase program for the remainder of 2020.
In connection with the long-term executive share-based compensation programs (note 22), in 2022 and 2021 CEMEX, S.A.B. de C.V. did not issue shares.

21.2)	OTHER EQUITY RESERVES AND SUBORDINATED NOTES
As of December 31, 2022 and 2021, the caption of other equity reserves and subordinated notes was integrated as follows:

	2022	2021
Other equity reserves	$(2,549)	(2,365)
Subordinated notes	994	994

	$(1,555)	(1,371)

Other equity reserves
As of December 31, 2022 and 2021, other equity reserves are detailed as follows:

	2022	2021
Cumulative translation effect, net of effects from deferred income taxes recognized directly in equity (note 20.2) and derivative financial instruments designated as cash flow hedges	$(926)	(722)
Cumulative actuarial losses	(353)	(529)
Cumulative coupon payments under perpetual debentures (note 21.4)	(1,070)	(1,070)
Treasury shares repurchased under share repurchase program (note 21.1)	(111)	—
Cumulative coupon payments under subordinated notes 1	(84)	(30)
Treasury shares held by subsidiaries	(5)	(14)

	$(2,549)	(2,365)

1	Interest accrued under the Parent Company’s subordinated notes described below are recognized as part of other equity reserves.

For the years ended December 31, 2022, 2021 and 2020, the translation effects of foreign subsidiaries included in the statements of comprehensive income were as follows:

	2022	2021	2020
Foreign currency translation result 1	$(235)	(389)	352
Foreign exchange fluctuations from debt 2	(23)	89	(126)
Foreign exchange fluctuations from intercompany balances 3	(68)	(13)	(419)

	$(326)	(313)	(193)

1
These effects refer to the result from the translation of the financial statements of foreign subsidiaries and include the changes in fair value of foreign exchange forward contracts designated as hedge of a net investment (note 17.4).

2
Generated by foreign exchange fluctuations over a notional amount of debt in CEMEX, S.A.B. de C.V., associated with the acquisition of foreign subsidiaries and designated as a hedge of the net investment in foreign subsidiaries (note 2.4).

3
Refers to foreign exchange fluctuations arising from balances with related parties in foreign currencies that are of a long-term investment nature considering that their liquidation is not anticipated in the foreseeable future and foreign exchange fluctuations over a notional amount of debt of a subsidiary of CEMEX España identified and designated as a hedge of the net investment in foreign subsidiaries.

Subordinated notes
On June 8, 2021, the Parent Company issued one series of $1,000 and a rate of 5.125% subordinated notes with no fixed maturity. After issuance costs, the Parent Company received $994. Considering that the Parent Company’s subordinated notes have no fixed maturity date, there is no contractual obligation for the Parent Company to deliver cash or any other financial assets, the payment of principal and interest may be deferred indefinitely at the sole discretion of CEMEX and specific redemption events, are fully under the Parent Company’s control, under applicable IFRS, these subordinated notes issued by the Parent Company qualify as equity instruments and are classified within controlling interest stockholders’ equity. The Parent Company has a repurchase option on the fifth anniversary of the subordinated notes. In the event of liquidation of the Parent Company’s due to commercial bankruptcy, the subordinated notes would come to the liquidation process according to its subordination after all liabilities.
Coupon payments on the subordinated notes were included within “Other equity reserves” and amounted to $54 in 2022 and $30 in 2021.

21.3)	RETAINED EARNINGS
The Parent Company’s net income for the year is subject to a 5% allocation toward a legal reserve until such reserve equals one fifth of the common stock. As of December 31, 2022, the legal reserve amounted to $93.

Non-controlling
interest
Non-controlling
interest represents the share of
non-controlling
stockholders in the equity and results of consolidated subsidiaries. As of December 31, 2022 and 2021, non-controlling
interest in equity amounted to $408 and $444, respectively. In 2022, 2021 and 2020, non-controlling
interests in consolidated net income were $27, $25 and $21, respectively. These non-controlling
interests arise mainly from the following CEMEX’s subsidiaries:

•
In February 2017, CEMEX acquired a controlling interest in TCL, whose shares trade in the Trinidad and Tobago Stock Exchange. As of December 31, 2022 and 2021, there is a non-controlling
interest in TCL of 30.17% of its common shares (see note 4.3 for certain relevant condensed financial information).

•
In July 2016, CHP closed its initial offering of 45% of its common shares. Pursuant to the repurchase of CHP’s shares in the market and a public stock right offering, CEMEX reduced the non-controlling
interest in CHP from 45% in 2018 to 33.22% in 2019 and to 22.16% in 2020 considering the results of a public stock rights offering. CHP’s assets consist primarily of CEMEX’s cement manufacturing assets in the Philippines (see note 27 for Subsequent Events).

•
In November 2012, CLH, a direct subsidiary of CEMEX España, concluded its initial offering of common shares. CLH’s assets include substantially all of CEMEX’s assets in Colombia, Panama, Guatemala and until August 31, 2022, operations in Costa Rica and El Salvador. In December 2020, by means of a public share tender offer, CEMEX España increased its ownership in CLH by acquiring 108,337,613 shares of CLH in exchange of $103. As of December 31, 2022 and 2021, there is a non-controlling
interest in CLH of 4.70% and 7.74%, respectively, of CLH’s outstanding common shares, excluding shares held in treasury. Moreover, on December 22, 2022, CEMEX España requested authorization to the Colombian Finance Superintendency to launch a Delisting Tender Offer of CLH’s ordinary shares (see note 27 for Subsequent Events).

Perpetual debentures
As of December 31, 2020, the line item of
“Non-controlling
interest” included $449, related to the notional amount of perpetual debentures, excluding any perpetual debentures then held by subsidiaries. In June 2021, considering the issuance of the subordinated notes described above, CEMEX repurchased all series of its outstanding perpetual notes.
Until its repurchase, coupon payments on the perpetual debentures were included within “Other equity reserves” and amounted to $11 in 2021 and $24 in 2020, excluding in all the periods the coupons accrued by perpetual debentures held by subsidiaries.
CEMEX’s perpetual debentures had no fixed maturity date and there were no contractual obligations for CEMEX to exchange any series of its outstanding perpetual debentures for financial assets or financial liabilities. As a result, these debentures, issued by Special Purpose Vehicles (“SPVs”), qualified as equity instruments under applicable IFRS and were classified within non-controlling
interest as they were issued by consolidated entities. Subject to certain conditions, CEMEX had the unilateral right to defer indefinitely the payment of interest due on the debentures. The different SPVs were established solely for purposes of issuing the perpetual debentures and were included in CEMEX’s consolidated financial statements.